Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

	SUMMARY COMPENSATION TABLE TOTAL		COMPENSATION ACTUALLY PAID TO (a) (b):		AVG. SUMMARY COMPENSATION	AVG. COMPENSATION ACTUALLY	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON (C):
YEAR	PEO 1($)	PEO 2 ($)	PEO 1($)	PEO 2 ($)	TABLE TOTAL FOR NON-PEO NEOS ($)	PAID TO NON-PEO NEOS ($) (a) (b)	TOTAL SHAREHOLDER RETURN ($) (c)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (d)	NET INCOME / (LOSS) (e)	CORE FFO PER DILUTED SHARE ($) (f)
2023	5,600,991	N/A	5,749,726	N/A	2,648,693	2,715,902	115.87	105.70	5,269	1.65
2022	5,121,748	N/A	4,741,770	N/A	2,446,165	2,291,361	89.75	87.46	52,233	1.57
2021	3,724,528	2,937,129	3,627,458	1,767,130	1,775,888	1,732,743	116.32	107.87	(5,360)	1.40
2020	N/A	3,511,634	N/A	3,002,128	899,768	503,133	N/A	N/A	(10,174)	1.35

(a)	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO 1	PEO 2	NON-PEO NEOS
2023	Daniel J. Busch		Christy L. David Michael D. Phillips
2022	Daniel J. Busch		Christy L. David Michael D. Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David Michael D. Phillips
2020		Thomas P. McGuinness	Daniel J. Busch Christy L. David Ivy Z. Greaner

Compensation Actually Paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($3,158,279)	($1,424,340)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,845,328	1,283,197
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	293,065	132,175
Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	119,646	55,420
Increase for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	19,470	7,538
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	29,505	13,219
Total Adjustments	$148,735	$67,209

(b)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.
(c)	For the relevant fiscal years, represents the Company’s cumulative TSR with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.
(d)	For the relevant fiscal years, represents the cumulative TSR of the NAREIT Shopping Center Index (“NAREIT SCI”) with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.
(e)	Amounts are shown in thousands.
(f)	The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our Core FFO per diluted share achieved for the year. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of Core FFO per diluted share to net income is included as Appendix A.

Company Selected Measure Name			Core FFO per diluted share
Named Executive Officers, Footnote
(a)	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO 1	PEO 2	NON-PEO NEOS
2023	Daniel J. Busch		Christy L. David Michael D. Phillips
2022	Daniel J. Busch		Christy L. David Michael D. Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David Michael D. Phillips
2020		Thomas P. McGuinness	Daniel J. Busch Christy L. David Ivy Z. Greaner

Peer Group Issuers, Footnote			For the relevant fiscal years, represents the cumulative TSR of the NAREIT Shopping Center Index (“NAREIT SCI”) with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($3,158,279)	($1,424,340)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,845,328	1,283,197
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	293,065	132,175
Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	119,646	55,420
Increase for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	19,470	7,538
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	29,505	13,219
Total Adjustments	$148,735	$67,209

Non-PEO NEO Average Total Compensation Amount			$ 2,648,693	$ 2,446,165	$ 1,775,888	$ 899,768
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,715,902	2,291,361	1,732,743	503,133
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($3,158,279)	($1,424,340)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,845,328	1,283,197
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	293,065	132,175
Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	119,646	55,420
Increase for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	19,470	7,538
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	29,505	13,219
Total Adjustments	$148,735	$67,209

Equity Valuation Assumption Difference, Footnote			Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining NEOs, with (i) our cumulative TSR and (ii) the total shareholder return for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. TSR amounts reported in the graphs assume an initial fixed investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested. The fiscal year ended December 31, 2020 is not presented because our common stock was not listed on a nationally recognized securities exchange during such fiscal year.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income and Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020.

One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our stockholders.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income and Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020.

One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our stockholders.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining NEOs, with (i) our cumulative TSR and (ii) the total shareholder return for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. TSR amounts reported in the graphs assume an initial fixed investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested. The fiscal year ended December 31, 2020 is not presented because our common stock was not listed on a nationally recognized securities exchange during such fiscal year.

Tabular List, Table

Pay Versus Performance Tabular List

Following is a list of the most important financial and non-financial measures used to link executive compensation and company performance.

a.	Core FFO per diluted share;

b.	Same Property NOI;

c.	Total stockholder return relative to NAREIT shopping center index; and

d.	Individual performance including consideration of the advancement of our ESG objectives.

For additional details regarding our most important financial performance measures, please see the Executive Compensation section for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount			$ 115.87	89.75	116.32
Peer Group Total Shareholder Return Amount			105.7	87.46	107.87
Net Income (Loss)			$ 5,269,000	$ 52,233,000	$ (5,360,000)	$ (10,174,000)
Company Selected Measure Amount | $ / shares			1.65	1.57	1.4	1.35
PEO Name	Daniel J. Busch	Thomas P. McGuinness	Daniel J. Busch	Daniel J. Busch		Thomas P. McGuinness
Measure:: 1
Pay vs Performance Disclosure
Name			Core FFO per diluted share
Non-GAAP Measure Description			The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our Core FFO per diluted share achieved for the year. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of Core FFO per diluted share to net income is included as Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name			Same Property NOI
Measure:: 3
Pay vs Performance Disclosure
Name			Total stockholder return relative to NAREIT shopping center index
Measure:: 4
Pay vs Performance Disclosure
Name			Individual performance including consideration of the advancement of our ESG objectives
Daniel J. Busch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,600,991	$ 5,121,748	$ 3,724,528
PEO Actually Paid Compensation Amount			5,749,726	$ 4,741,770	3,627,458
Thomas P. McGuinness [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,937,129	$ 3,511,634
PEO Actually Paid Compensation Amount					$ 1,767,130	$ 3,002,128
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			148,735
PEO | Amounts Reported Under the "Stock Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,158,279)
PEO | Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,845,328
PEO | Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			293,065
PEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			119,646
PEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,470
PEO | Fair Value of Awards Granted during Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,505
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			67,209
Non-PEO NEO | Amounts Reported Under the "Stock Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,424,340)
Non-PEO NEO | Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,283,197
Non-PEO NEO | Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,175
Non-PEO NEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,420
Non-PEO NEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,538
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 13,219